UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21504
                                      ------------------------------------------

                  Advent/Claymore Enhanced Growth & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert White, Treasurer

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     --------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2008
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

 ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND
 PORTFOLIO OF INVESTMENTS
 JANUARY 31, 2008 (UNAUDITED)


 NUMBER OF SHARES                                                                             VALUE
----------------------------------------------------------------------------------------------------

                  COMMON STOCKS -- 55.2%
                  AGRICULTURE-- 4.1%
          9,000   Bunge Ltd. (Bermuda) (a)                                           $    1,066,230
      2,068,000   Chaoda Modern Agriculture (Holdings) Ltd. (Cayman Islands)              2,095,480
         17,500   Potash Corp. of Saskatchewan, Inc. (Canada) (a)                         2,465,400
      2,895,000   Sinofert Holdings Ltd. (Bermuda)                                        2,298,503
         35,000   Terra Industries, Inc. (a) (b)                                          1,577,450
                                                                                     ---------------
                                                                                          9,503,063
                                                                                     ---------------
                  AIRLINES-- 2.4%
        135,000   Continental Airlines, Inc., Class B (a)(b)                              3,673,350
        105,000   Northwest Airlines Corp. (a)(b)                                         1,964,550
                                                                                     ---------------
                                                                                          5,637,900
                                                                                     ---------------
                  ALUMINUM, STEEL AND OTHER METALS -- 1.3%
         15,000   Vallourec SA (France)                                                   2,961,792
                                                                                     ---------------

                  AUTOMOTIVE -- 1.8%
        171,500   Suzuki Motor Corp. (Japan)                                              4,314,719
                                                                                     ---------------

                  BEVERAGES  -- 0.8%
         92,000   SABMiller PLC (United Kingdom) (a)                                      1,973,448
                                                                                     ---------------

                  BIOTECHNOLOGY  -- 2.8%
         60,000   Amgen, Inc. (a)(b)                                                      2,795,400
         30,000   Genzyme Corp. (a)(b)(c)                                                 2,343,900
        100,000   PDL BioPharma, Inc. (b)                                                 1,493,000
                                                                                     ---------------
                                                                                          6,632,300
                                                                                     ---------------
                  CHEMICALS  -- 2.4%
         60,300   Nitto Denko Corp. (Japan)                                               2,943,400
        338,000   Tokai Carbon Co., Ltd. (Japan)                                          2,644,872
                                                                                     ---------------
                                                                                          5,588,272
                                                                                     ---------------
                  COMMERCIAL SERVICES -- 1.0%
        119,200   USG People NV (Netherlands)                                             2,449,646
                                                                                     ---------------

                  COMMUNICATIONS EQUIPMENT -- 0.4%
         12,500   Anixter International, Inc. (a)(b)(c)                                     875,750
                                                                                     ---------------

                  COMMUNICATIONS, MEDIA AND ENTERTAINMENT -- 1.9%
         54,000   DISH Network Corp., Class A (a)(b)                                      1,524,960
         10,000   General Cable Corp. (a)(b)                                                580,100
        250,000   The Interpublic Group of Cos., Inc. (a)(b)                              2,232,500
                                                                                     ---------------
                                                                                          4,337,560
                                                                                     ---------------
                  COMPUTERS - SOFTWARE AND PERIPHERALS -- 0.7%
        200,000   Compuware Corp. (a)(b)                                                  1,700,000
                                                                                     ---------------

                  DIVERSIFIED OPERATIONS -- 1.0%
        629,000   Shanghai Industrial Holdings Ltd. (Hong Kong)                           2,335,636
                                                                                     ---------------

                  ELECTRONIC EQUIPMENT AND COMPONENTS -- 2.0%
         50,000   Coherent, Inc. (a)(b)                                                   1,300,000
        100,000   Orbotech, Ltd. (Israel) (a)(b)                                          1,714,000
        550,000   RF Micro Devices, Inc. (a)(b)(c)                                        1,776,500
                                                                                     ---------------
                                                                                          4,790,500
                                                                                     ---------------
                  ENGINEERING -- 0.4%
         37,400   ABB Ltd. (Switzerland)                                                    924,223
                                                                                     ---------------

                  FINANCIAL SERVICES -- 2.6%
         50,000   Lazard Ltd., Class A (Bermuda) (a)                                      1,976,000
        368,943   Man Group PLC (United Kingdom) (a)                                      4,008,352
                                                                                     ---------------
                                                                                          5,984,352
                                                                                     ---------------
                  HEALTH CARE PRODUCTS AND SERVICES --  1.9%
         70,000   Bristol-Myers Squibb Co. (a)                                            1,623,300
        774,000   Hengan International Group Co., Ltd. (Cayman Islands)                   2,829,383
                                                                                     ---------------
                                                                                          4,452,683
                                                                                     ---------------
                  INTERNET -- 1.1%
         35,000   Equinix, Inc. (a)(b)                                                    2,643,550
                                                                                     ---------------

                  INVESTMENT BANKING & BROKERAGE -- 2.2%
         50,000   Merrill Lynch & Co., Inc. (a)                                           2,820,000
         80,000   MF Global Ltd. (Bermuda) (a)(b)                                         2,404,000
                                                                                     ---------------
                                                                                          5,224,000
                                                                                     ---------------
                  LEISURE AND ENTERTAINMENT -- 3.9%
         75,000   GameStop Corp., Class A (a)(b)                                          3,879,750
        100,000   International Game Technology (a)                                       4,267,000
        100,000   Shuffle Master, Inc. (a)(b)(c)                                            954,000
                                                                                     ---------------
                                                                                          9,100,750
                                                                                     ---------------



                  MACHINERY AND EQUIPMENT -- 1.7%
        140,000   Nabtesco Corp. (Japan)                                                  1,698,566
         19,400   SMC Corp. (Japan)                                                       2,174,916
                                                                                     ---------------
                                                                                          3,873,482
                                                                                     ---------------
                  METALS AND MINING  -- 1.1%
        825,000   China Molybdenum Co., Ltd., H Shares (China) (b)                          888,872
        200,000   USEC, Inc. (b)                                                          1,614,000
                                                                                     ---------------
                                                                                          2,502,872
                                                                                     ---------------
                  OIL AND GAS -- 6.4%
        102,000   Bonavista Energy Trust (Income Trust) (Canada)                          2,773,081
         65,000   Chesapeake Energy Corp. (a)                                             2,419,950
         70,000   Halliburton Co. (a)                                                     2,321,900
        174,250   Ocean Rig ASA (Norway) (b)                                              1,172,064
        120,000   Pride International, Inc. (a)(b)                                        3,805,200
         60,000   Superior Energy Services, Inc. (a)(b)                                   2,405,400
                                                                                     ---------------
                                                                                         14,897,595
                                                                                     ---------------
                  PHARMACEUTICALS -- 2.6%
         90,000   Medicis Pharmceutical Corp., Class A (a)                                1,827,900
         24,000   Roche Holding AG (Switzerland)                                          4,333,057
                                                                                     ---------------
                                                                                          6,160,957
                                                                                     ---------------
                  REAL ESTATE AND DEVELOPMENT -- 1.3%
        219,000   Shoei Co., Ltd. (Japan)                                                 3,042,210
                                                                                     ---------------

                  RETAIL - SPECIALTY STORES -- 1.1%
         95,510   Whitbread PLC (United Kingdom) (a)                                      2,582,285
                                                                                     ---------------

                  TELECOMMUNICATIONS -- 5.8%
         80,000   Amdocs, Ltd. (Guernsey) (a)(b)                                          2,647,200
         45,000   America Movil SAB de C.V., Ser. L ADR (Mexico) (a)                      2,695,950
        200,000   Comverse Technology, Inc. (b)                                           3,270,000
         65,700   NII Holdings, Inc. (a)(b)                                               2,802,762
        600,000   Powerwave Technologies, Inc. (a)(b)                                     2,280,000
                                                                                     ---------------
                                                                                         13,695,912
                                                                                     ---------------
                  TRANSPORTATION -- 0.5%
        865,650   Pacific Basin Shipping, Ltd. (Bermuda)                                  1,216,911
                                                                                     ---------------

                  TOTAL COMMON STOCKS - 55.2%
                  (Cost $151,397,736)                                                   129,402,368
                                                                                     ---------------

                  CONVERTIBLE PREFERRED STOCKS -- 14.5%
                  AGRICULTURE  -- 1.0%
          2,000   Bunge Ltd., 5.125%, 2010 (Bermuda)                                      2,193,940
                                                                                     ---------------

                  BANKING AND FINANCE  -- 0.3%
            700   Bank of America Corp., Ser. L, 7.25%, 2049                                785,400
                                                                                     ---------------

                  COMMUNICATIONS EQUIPMENT-- 1.7%
          5,000   Lucent Technologies Capital Trust I, 7.75%, 2017                        4,030,000
                                                                                     ---------------

                  FINANCIAL SERVICES  -- 1.8%
        134,500   CIT Group, Inc., 7.75%, 2010 (a)                                        2,819,120
             18   Fannie Mae, 5.375%, 2008 (a) (g)                                        1,491,077
                                                                                     ---------------
                                                                                          4,310,197
                                                                                     ---------------
                  MINING -- 2.1%
         27,500   Cia Vale Do Rio Doce - (RIO), 5.50%, 2010 (Brazil) (a)(d)               1,663,750
         25,000   Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (a)                   3,320,000
                                                                                     ---------------
                                                                                          4,983,750
                                                                                     ---------------
                  OFFICE SUPPLIES -- 0.9%
         41,000   Avery Dennison Corp., 7.875%, 2010 (a)                                  2,057,380
                                                                                     ---------------

                  OIL AND GAS  -- 1.2%
         25,500   McMoRan Exploration Co., 6.75%, 2010 (a)                                2,779,755
                                                                                     ---------------

                  PHARMACEUTICALS  -- 3.5%
          4,500   Mylan, Inc., 6.50%, 2010 (a)(c)                                         4,757,625
         17,500   Schering-Plough Corp., 6.00%, 2010                                      3,352,825
                                                                                     ---------------
                                                                                          8,110,450
                                                                                     ---------------
                  SEMICONDUCTORS  -- 2.0%
         222,860  Wachovia Bank NA/Intel Corp., 8.00%, 2008 (a)(d)(e)                     4,769,271
                                                                                     ---------------

                  TOTAL CONVERTIBLE PREFERRED STOCKS - 14.5%
                  (Cost $34,338,477)                                                     34,020,143
                                                                                     ---------------

                  PREFERRED STOCKS -- 1.9%
                  AUTOMOTIVE  -- 0.7%
            970   Porsche Automobil Holding SE (Germany)                                  1,737,636
                                                                                     ---------------

                  FINANCIAL SERVICES  -- 1.2%
        100,000   Freddie Mac, Ser. Z, 8.375%                                             2,685,000
                                                                                     ---------------

                  TOTAL PREFERRED STOCKS - 1.9%
                  (Cost $5,164,953)                                                       4,422,636
                                                                                     ---------------



 PRINCIPAL AMOUNT
-------------------
                  CONVERTIBLE BONDS -- 10.2%
                  AUTO PARTS AND EQUIPMENT-- 1.7%
(euro)  1,700,000 Conti-Gummi Finance BV/Continental AG, BBB
                  1.625%, 5/19/11, Senior Convertible Notes (Germany) (d)                 3,855,948
                                                                                     ---------------

                  AUTOMOTIVE -- 1.2%
(euro)  2,500,000 Deutsche Bank AG/Daimler AG, NR
                  8.00%, 6/20/08, Convertible Bond (Germany) (d)(e)                       2,916,782
                                                                                     ---------------

                  CHEMICALS -- 1.9%
(euro)  2,000,000 Bayer Capital Corp. BV, BBB-
                  6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)      4,363,179
                                                                                     ---------------

                  FINANCIAL SERVICES -- 0.3%
      $ 1,636,000 CompuCredit Corp., NR
                  5.875%, 11/30/35, Senior Unsecured Convertible Notes                      795,505
                                                                                     ---------------

                  MINING -- 1.9%
(pound) 2,000,000 Calyon Financial Products Ltd./Xstrata PLC, NR
                  8.00%, 6/12/08, Convertible Notes (United Kingdom) (d)                  4,461,868
                                                                                     ---------------

                  TRANSPORTATION -- 0.5%
      $ 1,264,000 YRC Worldwide, Inc., BB
                  5.00%, 8/08/23, Senior Unsecured Convertible Notes (a)                  1,186,580
                                                                                     ---------------

                  UTILITIES - GAS AND ELECTRIC  -- 2.7%
(euro)  2,200,000 Deutsche Bank AG/CEZ AS, NR
                  8.00%, 6/20/08, Convertible Notes (Czech Republic) (d)                  3,374,909
      $ 2,500,000 Peabody Energy Corp., B
                  4.75%, 12/15/41, Junior Subordinated Convertible Debentures (a)         2,956,250
                                                                                     ---------------
                                                                                          6,331,159
                                                                                     ---------------
                  TOTAL CONVERTIBLE BONDS - 10.2%
                  (Cost $23,644,595)                                                     23,911,021
                                                                                     ---------------

                  CORPORATE BONDS -- 14.0%
                  COMMUNICATIONS, MEDIA AND ENTERTAINMENT  -- 1.0%
      $ 2,500,000 Charter Communications Holdings II LLC, Ser. B, CCC
                  10.25%, 9/15/10, Senior Unsecured Notes                                 2,356,250
                                                                                     ---------------

                  COMPUTERS - SOFTWARE AND PERIPHERALS  -- 1.5%
        3,500,000 SunGard Data Systems, Inc., B-
                  10.25%, 8/15/15, Senior Subordinated Notes                              3,500,000
                                                                                     ---------------

                  ELECTRONIC EQUIPMENT AND COMPONENTS -- 1.4%
        4,000,000 Freescale Semiconductor, Inc., B-
                  8.875%, 12/15/14, Company Guarantee Notes                               3,250,000
                                                                                     ---------------

                  FOREST PRODUCTS AND PAPER -- 0.9%
        2,000,000 Rock-Tenn Co., Class A, BB
                  8.20%, 8/15/11, Senior Unsecured Notes                                  2,045,000
                                                                                     ---------------

                  HEALTH CARE PRODUCTS AND SERVICES -- 0.6%
        1,500,000 Community Health Systems, Inc., B-
                  8.875%, 7/15/15, Company Gurantee Notes                                 1,509,375
                                                                                     ---------------

                  OIL AND GAS -- 1.3%
        3,000,000 Ocean Rig ASA, NR
                  8.681%, 4/04/11, Senior Unsecured Notes (Norway) (e)(f)                 2,970,000
                                                                                     ---------------

                  SPECIAL PURPOSE ENTITY -- 5.5%
       12,150,000 Dow Jones CDX North America High Yield, Ser. 3-4, NR
                  10.50%, 12/29/09 (e)                                                   12,757,500
                                                                                     ---------------

                  TRAVEL SERVICES -- 1.4%
        3,500,000 Travelport LLC, CCC+
                  9.875%, 9/01/14, Senior Unsecured Notes                                 3,360,000
                                                                                     ---------------

                  UTILITIES- GAS AND ELECTRIC  -- 0.4%
        1,000,000 Texas Competitive Electric Holdings Co., LLC, CCC
                  10.25%, 11/01/15, Company Gurantee Notes (e)                              982,500
                                                                                     ---------------

                  TOTAL CORPORATE BONDS --14.0%
                  (Cost $33,358,984)                                                     32,730,625
                                                                                     ---------------



 NUMBER OF SHARES                                                                             VALUE
----------------------------------------------------------------------------------------------------
                  CALL OPTIONS PURCHASED(b) -- 0.2%
          1,400   Clear Channel Communications, Inc.
                    expiring on 4/19/08 @ $32.50
                  (Cost $505,410)                                                           504,000
                                                                                     ---------------

                  TOTAL INVESTMENTS -- 96.0%
                  (Cost $248,410,155)                                                   224,990,793
                  Other assets in excess of liabilities - 4.7%                           11,082,040
                  Total Options Written (Premiums received $1,207,053) - (0.7%)          (1,728,186)
                                                                                     ---------------
                  NET ASSETS - 100.0%                                                 $ 234,344,647
                                                                                     ===============



----------------------------------------------------------------------------------------------------


 ADR - American Depositary Receipt.

 LLC - Limited Liability Corp.

 PLC - Public Limited Company.

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

(c) All or a portion of these securities with an aggregate market value of $6,096,850 have been physically segregated to collateralize written call options.

(d) Synthetic convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to 10.4% of net assets.

(f) Variable rate or floating security. The rate shown is as of January 31, 2008.

(g)  Security is convertible until December 31, 2049.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poors.

  Country Breakdown*
  -------------------------------------------------------------------
  United States                                                58.1%
  Japan                                                         7.5%
  Bermuda                                                       5.0%
  Netherlands                                                   4.7%
  Great Britain                                                 3.8%
  Guernsey                                                      3.2%
  Cayman Islands                                                3.0%
  Switzerland                                                   2.3%
  Canada                                                        2.3%
  Germany                                                       2.1%
  Norway                                                        1.8%
  Czech Republic                                                1.5%
  France                                                        1.3%
  Mexico                                                        1.2%
  Hong Kong                                                     1.0%
  Israel                                                        0.8%
  China                                                         0.4%
  -------------------------------------------------------------------
* As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending October 31, 2007.

Advent/Claymore Enhanced Growth and Income Fund


Contracts
(100 shares                                                         Expiration      Exercise            Market
per contract)   Call Options Written(a)                                   Date         Price             Value
---------------------------------------------------------------------------------------------------------------

         250    Amdocs, Ltd.                                        March 2008       $ 35.00          $ 22,500
         100    America Movil SAB de C.V., Ser. L                February 2008         60.00            22,000
         150    America Movil SAB de C.V., Ser. L                   March 2008         60.00            53,250
         100    America Movil SAB de C.V., Ser. L                   March 2008         65.00            15,250
          50    Amgen, Inc.                                      February 2008         50.00               700
         125    Anixter International, Inc.                      February 2008         60.00            16,875
          50    Avery Dennison Corp.                             February 2008         55.00             1,000
          25    Bristol-Myers Squibb Co.                         February 2008         25.00               175
          90    Bunge Ltd.                                       February 2008        125.00            27,000
         200    Chesapeake Energy Corp.                          February 2008         37.50            14,000
         100    Chesapeake Energy Corp.                             March 2008         40.00             5,500
          50    Cia Vale Do Rio Doce - (RIO)                     February 2008         37.50               500
         150    CIT Group, Inc.                                     March 2008         30.00            30,000
         100    Coherent, Inc.                                   February 2008         30.00               500
         200    Compuware Corp.                                       May 2008         10.00             7,000
         500    Continental Airlines, Inc., Class B              February 2008         25.00           157,500
         100    Continental Airlines, Inc., Class B              February 2008         30.00             5,500
         250    Continental Airlines, Inc., Class B                 March 2008         30.00            47,500
          50    DISH Network Corp., Class A                      February 2008         40.00               750
         100    Equinix, Inc.                                    February 2008         95.00             3,000
         100    Equinix, Inc.                                    February 2008        100.00             2,000
         100    Fannie Mae                                          March 2008         40.00            13,500
          50    Freeport-McMoRan Copper & Gold, Inc.             February 2008        110.00             1,000
         100    Freeport-McMoRan Copper & Gold, Inc.                March 2008        100.00            33,000
         250    Gamestop Corp., Class A                             March 2008         55.00            51,250
         100    Gamestop Corp., Class A                             March 2008         60.00             8,500
         100    General Cable Corp.                              February 2008         60.00            27,000
         150    Genzyme Corp.                                    February 2008         80.00            21,750
         100    Genzyme Corp.                                       March 2008         85.00            10,000
         100    Halliburton Co.                                     March 2008         35.00             8,000
         100    Halliburton Co.                                     March 2008         37.50             2,500
         200    International Game Technology                    February 2008         40.00            60,000
         250    Lazard Ltd., Class A                             February 2008         35.00           118,750
         150    Lazard Ltd., Class A                             February 2008         40.00            21,000
         100    Lazard Ltd., Class A                                March 2008         40.00            30,000
          50    Man Group PLC                                       March 2008        595.00            16,532
          85    Man Group PLC                                       March 2008        635.00            12,674
          50    McMoRan Exploration Co.                          February 2008         12.50            15,375
          50    Medicis Pharmceutical Corp., Class A                April 2008         30.00               500
         150    Merrill Lynch & Co., Inc.                           March 2008         62.50            18,000
         100    MF Global Ltd.                                   February 2008         30.00            12,500
         200    MF Global Ltd.                                      March 2008         30.00            42,500
          50    Mylan, Inc.                                         April 2008         15.00             5,500
         100    NII Holdings, Inc.                                  March 2008         50.00            13,100
         500    Northwest Airlines Corp.                            March 2008         15.00           205,000
         450    Northwest Airlines Corp.                            March 2008         20.00            67,500
          50    Orbotech, Ltd.                                      April 2008         20.00             2,375
         100    Peabody Energy Corp.                             February 2008         60.00             2,500
         100    Peabody Energy Corp.                                March 2008         60.00            18,000
         100    Potash Corp. of Saskatchewan, Inc.               February 2008        155.00            17,500
          75    Potash Corp. of Saskatchewan, Inc.                  March 2008        150.00            57,000
         100    Powerwave Technologies, Inc.                     February 2008          5.00               500
         200    Pride International, Inc.                           March 2008         35.00            16,000
         100    RF Micro Devices, Inc.                                May 2008          7.50               500
          30    SABMiller PLC                                       March 2008      1,450.00             1,193
         250    Shuffle Master, Inc.                                March 2008         10.00            13,750
         300    Superior Energy Services, Inc.                   February 2008         40.00            39,000
         200    Superior Energy Services, Inc.                      March 2008         45.00            16,500
         200    Terra Industries, Inc.                           February 2008         50.00            23,000
         100    Terra Industries, Inc.                           February 2008         60.00             1,250
          50    Terra Industries, Inc.                              March 2008         50.00            13,500
          50    The Interpublic Group of Cos., Inc.                  July 2008         10.00             2,250
          50    Wachovia Bank NA/Intel Corp.                        March 2008         22.50             2,800
          30    Whitbread PLC                                       March 2008      1,300.00            76,637
         100    YRC Worldwide, Inc.                                 April 2008         20.00            15,000
                                                                                             ------------------

                Total Value of Call Options Written
                (Premiums received $1,047,735)                                                       1,567,186
                                                                                             ------------------

                Put Options Written(a)
       1,400    Clear Channel Communications, Inc.                  April 2008         22.50           161,000
                                                                                             ------------------

                Total Value of Put Options Written
                (Premiums received $159,318)                                                           161,000
                                                                                             ------------------

                Total Options Written
                (Premiums received $1,207,053)                                                     $ 1,728,186
                                                                                             ==================


(a) Non-income producing security.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:     /s/ Tracy V. Maitland
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        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Tracy V. Maitland
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        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008


By:     /s/ Robert White
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        Robert White
        Treasurer and Chief Financial Officer

Date: March 28, 2008